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BNY MELLON ACTIVE MIDCAP FUND
BNY MELLON ACTIVE MIDCAP FUND
December 1, 2020 BNY MELLON ACTIVE MIDCAP FUND Supplement to Current Summary Prospectus and Prospectus
The following information supersedes the information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY MELLON ACTIVE MIDCAP FUND	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY MELLON ACTIVE MIDCAP FUND		Class A	Class C	Class I	Class Y
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.13%	0.27%	0.18%	0.09%
Total other expenses		0.38%	0.52%	0.18%	0.09%
Total annual fund operating expenses		1.13%	2.02%	0.93%	0.84%
Fee waiver and/or expense reimbursement	[1]	(0.35%)	(0.35%)	(0.35%)	(0.35%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.78%	1.67%	0.58%	0.49%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .35% of the value of the fund's average daily net assets from December 1, 2020 until May 1, 2021. On or after May 1, 2021, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY MELLON ACTIVE MIDCAP FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	650	881	1,130	1,841
Class C	270	600	1,056	2,320
Class I	59	261	480	1,111
Class Y	50	233	432	1,005

Expense Example No Redemption - BNY MELLON ACTIVE MIDCAP FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	650	881	1,130	1,841
Class C	170	600	1,056	2,320
Class I	59	261	480	1,111
Class Y	50	233	432	1,005